RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS - Fees and Expense Reimbursements Related Party Transactions (Details) - Advisors - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management fees
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 11,755,000	$ 9,750,000	$ 23,332,000	$ 19,600,000
Management fees and expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party					$ 44,744,000	$ 16,350,000	$ 0
Acquisition fees and expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party					550,000	2,110,000	2,749,000
Disposition fees
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	0	0	0	341,000	434,000	3,967,000	478,000
Advisory fees and expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party					0	25,989,000	43,399,000
Operating expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party					3,651,000	$ 3,594,000	$ 5,163,000
Merger related expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party					308,000
Related party transaction expense reimbursed					$ 260,000
Expense reimbursements to related parties
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 3,210,000	$ 3,057,000	$ 5,871,000	$ 5,235,000